Share-based awards (Tables)	12 Months Ended
Mar. 31, 2022
Share-based awards
Schedule of share-based compensation expense by function

	Year ended March 31,
	2020	2021	2022

	(in millions of RMB)
Cost of revenue	7,322	11,224	5,725
Product development expenses	13,654	21,474	11,035
Sales and marketing expenses	3,830	5,323	3,050
General and administrative expenses	6,936	12,099	4,161
	31,742	50,120	23,971

RSUs
Share-based awards
Summary of changes in the RSUs

		Weighted-
		average
	Number	grant date
	of RSUs	fair value
		US$
Awarded and unvested as of April 1, 2021	63,363,237	192.19
Granted	28,230,674	200.52
Vested	(23,702,603)	175.56
Canceled/forfeited	(7,215,021)	203.85
Awarded and unvested as of March 31, 2022 (i)	60,676,287	201.17
Expected to vest as of March 31, 2022 (ii)	50,145,101	200.96

(i)	No outstanding RSUs will be vested after the expiry of a period of up to ten years from the date of grant.
(ii)	RSUs expected to vest are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding RSUs.

Options
Share-based awards
Summary of changes in the share options

			Weighted
		Weighted	average
	Number	average	remaining
	of share	exercise	contractual
	options	price	life
		US$	(in years)
Outstanding as of April 1, 2021	5,976,850	88.94	2.6
Granted	1,710,000	25.04	7.2
Exercised	(313,516)	59.12	—
Outstanding as of March 31, 2022	7,373,334	75.39	3.5
Vested and exercisable as of March 31, 2022 (i)	5,132,667	76.95	2.1
Vested and expected to vest as of March 31, 2022 (ii)	7,135,333	74.42	3.4

(i)	No outstanding share options will be vested or exercisable after the expiry of a period of up to ten years from the date of grant.
(ii)	Share options expected to vest are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding share options.

Schedule of fair value assumptions

	Year ended March 31,
	2020	2021	2022
Risk-free interest rate (i)	1.68%	—	1.93% - 2.00%
Expected dividend yield (ii)	0%	—	0%
Expected life (years) (iii)	4.50	—	3.71 - 7.14
Expected volatility (iv)	34.7%	—	35.7%

(i)	Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share options in effect on the measurement date.
(ii)	Expected dividend yield is assumed to be nil as the Company has no history or expectation of paying a dividend on its ordinary shares.
(iii)	Expected life of share options is based on management’s estimate on timing of exercise of share options.
(iv)	Expected volatility is assumed based on the historical volatility of the Company in the period equal to the expected life of each grant.